Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	May 31, 2012
Registrant Name	dei_EntityRegistrantName	MANAGERS AMG FUNDS
Central Index Key	dei_EntityCentralIndexKey	0001089951
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 06, 2012
Document Effective Date	dei_DocumentEffectiveDate	Dec. 06, 2012
Managers AMG Funds - Essex Small/Micro Cap Growth Fund (Prospectus Summary) | Managers AMG Funds - Essex Small/Micro Cap Growth Fund | Investor Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MBRSX